================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-1144
                                                 -----------------

                       THE FINANCE COMPANY OF PENNSYLVANIA
                       -----------------------------------
               (Exact name of registrant as specified in charter)

            150 South Independence Mall West, Philadelphia, PA 19106
            --------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                        Charles E. Mather III, President
            150 South Independence Mall West, Philadelphia, PA 19106
            --------------------------------------------------------
                     (Name and address of agent for service)

         Registrant's telephone number, including area code 215-351-4778
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2004
                                               -------------

================================================================================

ITEM 1.  REPORT TO STOCKHOLDERS.

                      THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                      LOGO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2004

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                             Peter Bedell

                                    OFFICERS
                        Charles E. Mather III, President
                  Herbert S. Riband, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       PUBLIC LEDGER BUILDING, SUITE 630
                        150 SOUTH INDEPENDENCE MALL WEST
                             PHILADELPHIA, PA 19106

                                 August 6, 2004

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed.

     At the Annual Meeting April 21, 2004, Herbert S. Riband, Jr. and Peter Bedell were elected Directors for three-year terms. Deloitte & Touche LLP continue as our independent registered public accounting firm and Cooke & Bieler, L.P. remains as our investment adviser.

     As shown in your financial report, our portfolio has performed satisfactorily.

     Your company continues to watch the markets very carefully for our shareholders in these difficult times.

                                                       /s/ Charles E. Mather III

                                           Charles E. Mather III, President

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2004

ASSETS
INVESTMENTS -- AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $1,711,615)...............  $ 1,711,615
     U.S. TREASURY NOTES & BONDS
           (IDENTIFIED COST $5,827,166)...............    5,986,562
     COMMON STOCKS & MUTUAL FUNDS
           (IDENTIFIED COST $13,036,277)
           INCLUDING AFFILIATE (NOTE 2)...............   48,864,818
                                                        -----------
                TOTAL INVESTMENTS.....................   56,562,995
CASH..................................................       79,067
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      149,427
RECEIVABLE SECURITIES SOLD AND PREPAID EXPENSES.......       29,762
OTHER ASSETS..........................................          979
                                                        -----------

                TOTAL.................................   56,822,230
                                                        -----------
LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................       13,798
COVERED CALLS WRITTEN AT FAIR VALUE (PREMIUM REC'D
  $103,772) (NOTE 3)..................................      112,000
DIVIDENDS PAYABLE.....................................        6,598
                                                        -----------

                TOTAL.................................      132,396
                                                        -----------
NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,156.91 PER SHARE ON SHARES OF
     49,001 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     JUNE 30, 2004 (AUTHORIZED 232,000 SHARES)........  $56,689,834
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2004

                         SHORT-TERM SECURITIES -- 3.03%

                                                                        Aggregate
                                                                          Quoted
                      Face Value/                         Identified   Market Price
                    Principal Amount                         Cost        (Note 1)
--------------------------------------------------------  ----------   ------------
      1,614,326         BLACKROCK FED FUND #30..........  $1,614,326    $1,614,326
         87,289         BLACKROCK FED. SEC. FUND #11....      87,289        87,289
         10,000         BLACKROCK TREAS. TRUST FUND
                             #62........................      10,000        10,000
                                                          ----------    ----------

                                TOTAL...................   1,711,615     1,711,615
                                                          ----------    ----------

                    U.S. TREASURY NOTES AND BONDS -- 10.58%

Principal
Amount
---------
      1,000,000         U.S. TREASURY NOTES 6% DUE
                             8/15/04....................   1,003,099     1,005,625
      1,000,000         U.S. TREASURY NOTES 7 1/4% DUE
                             8/15/04....................   1,001,932     1,007,187
        500,000         U.S. TREASURY NOTES 6 1/2% DUE
                             5/15/05....................     499,704       519,063
        500,000         U.S. TREASURY NOTES 6 3/4% DUE
                             5/15/05....................     503,529       520,156
      1,000,000         U.S. TREASURY NOTES 5 5/8% DUE
                             2/15/06....................     990,323     1,050,000
      1,000,000         U.S. TREASURY NOTES 5 5/8% DUE
                             5/15/08....................   1,025,094     1,076,875
        750,000         U.S. TREASURY NOTES 5 5/8% DUE
                             5/15/08....................     803,485       807,656
                                                          ----------    ----------

                                TOTAL...................   5,827,166     5,986,562
                                                          ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                            COMMON STOCKS -- 86.39%

                                                                        Aggregate
                                                                          Quoted
       Number                                             Identified   Market Price
      of Shares                                              Cost        (Note 1)
---------------------                                     ----------   ------------
                        PETROLEUM AND MINING -- 9.81%
        116,806         EXXON MOBIL CORP. ..............  $  154,159   $ 5,187,354
         10,000         PENN VIRGINIA CORP. ............       2,292       361,100
                                                          ----------   -----------
                                TOTAL...................     156,451     5,548,454
                                                          ----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 36.06%
         15,000         AON CORP. ......................     271,939       427,050
        340,613         PNC FINANCIAL SERVICES GROUP
                             INC. ......................     205,813    18,079,738
         20,000         MARSH & MCLENNAN COMPANIES
                             INC. ......................     262,439       907,600
         20,000         STATE STREET CORP. .............     152,542       980,800
                                                          ----------   -----------
                                TOTAL...................     892,733    20,395,188
                                                          ----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 20.33%
         17,000         ACUITY BRANDS INC. .............     204,875       459,000
            200         BERKSHIRE HATHAWAY B. ..........     449,324       591,000
          5,800         COMPUTER SCIENCES CORP. ........     197,432       269,294
         24,000         DOVER CORP. ....................     215,644     1,010,400
         18,000         DOW CHEMICAL CO. ...............     116,337       732,600
         12,000         EMERSON ELECTRIC CO. ...........     181,980       762,600
         17,500         GENUINE PARTS CO. ..............     280,027       694,400
         18,000         HARTE HANKS INC. ...............     280,474       439,380
         22,500         HASBRO INC. ....................     271,125       427,500
         10,000         INT'L BUSINESS MACHINES
                             CORP. .....................     256,675       881,500
         10,800         JONES APPAREL GROUP.............     372,918       426,384
         11,800         KIMBERLY-CLARK CORP. ...........     572,592       777,384
          8,700         MANPOWER INC. ..................     383,170       441,699
         16,700         MICROSOFT CORP. ................     427,591       476,952
         17,000         MOTOROLA INC. ..................     199,750       310,250
         20,500         PALL CORPORATION................     419,512       536,895
         24,000         PITNEY BOWES INC. ..............     750,286     1,062,000
         22,500         SNAP-ON INC. ...................     630,468       754,875
         32,000         STEELCASE INC. CL A.............     386,240       448,000
                                                          ----------   -----------
                                TOTAL...................   6,596,420    11,502,113
                                                          ----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                                                        Aggregate
                                                                          Quoted
       Number                                            Identified    Market Price
      of Shares                                             Cost         (Note 1)
---------------------                                    -----------   ------------
                        DRUGS AND PHARMACEUTICALS -- 6.38%
         10,500         ABBOTT LABORATORIES INC. ......  $   348,694   $   427,980
         15,000         BECTON, DICKINSON & CO. .......      441,067       777,000
         16,000         BRISTOL-MYERS SQUIBB CO. ......      394,711       392,000
         10,000         HCA............................      379,580       415,900
          1,050         HOSPIRA........................       24,022        28,980
         16,000         JOHNSON & JOHNSON..............       88,070       891,200
          1,567         MEDCO HEALTH SOLUTIONS.........        7,833        58,763
         13,000         MERCK & CO. INC. ..............      138,569       617,500
                                                         -----------   -----------
                                TOTAL..................    1,822,546     3,609,323
                                                         -----------   -----------
                        ADVERTISING & COMMUNICATIONS -- 3.57%
         13,000         COMCAST CORP. CLASS A
                             SPECIAL...................      390,260       358,930
         40,000         INTERPUBLIC GROUP OF COMPANIES
                             INC. .....................      531,330       549,200
         20,000         VERIZON COMMUNICATIONS INC. ...      178,287       723,800
         10,800         VIACOM INC. CLASS B............      413,708       385,776
                                                         -----------   -----------
                                TOTAL..................    1,513,585     2,017,706
                                                         -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 3.39%
         18,000         COCA COLA CO. .................       21,581       908,640
         18,100         MCDONALDS CORP. ...............      245,966       470,600
         15,500         WENDY'S INTERNATIONAL INC. ....      266,213       540,020
                                                         -----------   -----------
                                TOTAL..................      533,760     1,919,260
                                                         -----------   -----------
                        ENERGY -- 0.90%
         25,000         DUKE ENERGY CORP. .............      449,383       507,250
                                                         -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                           COMMON STOCKS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
                                                         Identified    Market Price
                                                            Cost         (Note 1)
                                                         -----------   ------------
                        INTERNATIONAL -- 2.42%
         34,153         ARTISAN INTERNATIONAL FUNDS....  $   500,000   $   676,229
         18,255         VANGUARD TOTAL INT'L STOCK
                             INDEX FD. ................      500,000       695,327
                                                         -----------   -----------
                        TOTAL..........................    1,000,000     1,371,556
                                                         -----------   -----------
                        DIVERSIFIED HOLDING -- 3.53%
            732         PENNSYLVANIA WAREHOUSING AND
                             SAFE DEPOSIT COMPANY (NOTE
                             2)........................       71,399     1,993,968
                                                         -----------   -----------
                                TOTAL COMMON STOCKS....   13,036,277    48,864,818
                                                         -----------   -----------
                                TOTAL INVESTMENTS......  $20,575,058   $56,562,995
                                                         ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
             AFFILIATE -- NOTE 2).....................    $  651,516
           INTEREST...................................       147,080
                                                          ----------
                TOTAL.................................       798,596
     EXPENSES:
           COMPENSATION..................  $    59,413
           TAXES OTHER THAN INCOME
             TAXES.......................       16,595
           DIRECTORS' FEES...............       28,700
           INVESTMENT ADVISORY FEES (NOTE
             6)..........................       50,790
           LEGAL.........................       10,500
           AUDITING & ACCOUNTING.........       34,890
           CUSTODIAN.....................        6,967
           INSURANCE.....................       15,074
           OTHER OFFICE AND
             ADMINISTRATIVE..............       21,853
                                           -----------
                TOTAL.................................       244,782
                                                          ----------
     NET INVESTMENT INCOME............................       553,814
                                                          ----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 4):
     REALIZED GAIN FROM SECURITY
           TRANSACTIONS (EXCLUDING
           SHORT-TERM INVESTMENTS):
           PROCEEDS FROM SALES...........  $ 1,688,799
           COST OF SECURITIES SOLD.......      491,495
                                           -----------
                NET REALIZED GAIN.....................     1,197,304
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 2004............  $36,849,038
           AT JUNE 30, 2004..............   35,979,709
                                           -----------
     DECREASE IN NET UNREALIZED APPRECIATION..........      (869,329)
                                                          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......       327,975
CAPITAL GAINS TAX PAYABLE ON BEHALF OF SHAREHOLDERS
  (NOTE 1)............................................            --
                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................    $  881,789
                                                          ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE SIX MONTHS ENDED JUNE 30, 2004 AND THE
                          YEAR ENDED DECEMBER 31, 2003

                                               2004          2003
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
     NET INVESTMENT INCOME................  $   553,814   $ 1,226,342
     NET REALIZED GAIN ON INVESTMENTS.....    1,197,304     1,862,253
     INCREASE (DECREASE) IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......     (869,329)    8,028,208
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........           --      (490,207)
                                            -----------   -----------
     NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS...................      881,789    10,626,596
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................       (2,151)       (3,632)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................       (1,091)       (3,673)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................     (343,179)   (1,544,851)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (310,943)     (346,091)
                                            -----------   -----------
     TOTAL INCREASE IN NET ASSETS.........      224,425     8,728,349
NET ASSETS:
     BEGINNING OF YEAR....................   56,465,409    47,737,060
                                            -----------   -----------
     FOR THE SIX MONTHS AND END OF YEAR
        [INCLUDING UNDISTRIBUTED NET
        INVESTMENT INCOME (LOSS) OF
        $81,136 AND $(269,158)
        RESPECTIVELY].....................  $56,689,834   $56,465,409
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                  (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 267 shares of capital stock redeemed during the period ended June 30, 2004.
     For the six months ended June 30, 2004, the Company distributed portfolio securities with a fair market value of $189,406 and a cost of $1,996. The related gain of $187,410 has been included in Realized Gain from Security Transactions in the Company's Statement of Operations.
     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.
Portfolio Valuation
     Investments are valued using published bid quotes as of June 30, 2004. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2). Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.
Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on

                                  (UNAUDITED)

redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.
Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.
Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.
     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                June 30, 2004               6 Months
                      ---------------------------------   Ended 6/30/04
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.94%     $71,399     $1,993,968      $36,600
                      ======     =======     ==========      =======

                                  (UNAUDITED)

3. COVERED CALLS WRITTEN
     At June 30, 2004, the Company has written covered calls as follows:

                          Expiration   Exercise   Shares Subject     Fair
Common Stock                 Date       Price        to Call        Value
------------              ----------   --------   --------------    -----
Motorola................   10/15/04     $19.00        17,000       $ 17,850
Abbot Laboratories
  Inc. .................   11/12/04      47.50        10,500          5,775
State Street Corp. .....   11/12/04      60.00         5,000            500
Genuine Parts Co. ......   11/20/04      40.00        17,500         21,875
Becton, Dickinson &
  Co. ..................   12/18/04      55.00        13,500         57,000
Dover Corp. ............   12/18/04      45.00         6,000          9,000
                                                                   --------
                                                                   $112,000
                                                                   ========

4. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2004 (excluding U.S. Government short-term securities) were:

                               Historical                     Cost of
                                 Cost of     Proceeds from   Securities
                               Investments     Sales and      Sold and
                                Purchased     Maturities      Matured
                               -----------   -------------   ----------
Common stocks................  $1,386,060     $1,499,393     $  489,499
Short-term securities........   1,362,501      2,600,078      2,600,078
                               ----------     ----------     ----------
     Total...................  $2,748,561     $4,099,471     $3,089,577
                               ==========     ==========     ==========

     The amounts above do not include the market value and cost of shares distributed in connection with redemptions. During 2004, the company distributed common stock with value of $189,406 and cost of $1,996.

                                  (UNAUDITED)

5. LEASE
     The Company rents office space under a lease expiring in April 2005. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $6,800.

6. OTHER INFORMATION FOR THE SIX MONTHS ENDED
   JUNE 30, 2004
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $59,413.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

                        CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

                                   Six Months
                                 Ended June 30,             Years Ended December 31,
                                 --------------   ---------------------------------------------
                                      2004          2003        2002        2001        2000
                                 --------------------------------------------------------------
Investment income.............     $   20.21      $   34.64   $   34.46   $   37.15   $   38.41
Expenses......................          6.20           9.55        8.92        8.86        8.64
                                   ---------      ---------   ---------   ---------   ---------
Net investment income.........         14.01          25.09       25.54       28.29       29.77
Dividends from net investment
  income......................         (7.00)        (31.33)     (29.25)     (36.23)     (31.57)
Net realized gain (loss) and
  increase (decrease) in
  unrealized appreciation.....          3.81         189.87     (161.28)    (144.54)     241.61
                                   ---------      ---------   ---------   ---------   ---------
Net increase (decrease) in net
  assets value................         10.82         183.63     (164.99)    (152.48)     239.81
Net assets value:
  Beginning of year...........      1,146.09         962.46    1,127.45    1,279.93    1,040.12
                                   ---------      ---------   ---------   ---------   ---------
  End of year.................     $1,156.91      $1,146.09   $  962.46   $1,127.45   $1,279.93
                                   =========      =========   =========   =========   =========
Annual ratio of expenses to
  average net assets..........          0.86%          0.91%       0.84%       0.74%       0.78%
Annual ratio of net investment
  income to average net
  assets......................          1.94%          2.38%       2.42%       2.36%       2.68%
Annual portfolio turnover
  rate........................          5.03%          7.28%      11.73%       4.46%      13.01%
Number of shares outstanding
  at end of period in
  thousands...................            49             49          49          50          51

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                  (UNAUDITED)

                                   PURCHASES

                                            Changes       Balance
                                             During       June 30,
                                           the Period       2004
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------
Jones Apparel Group......................      4,400        10,800
Manpower Inc. ...........................      8,700         8,700
Microsoft Corp. .........................     16,700        16,700
Viacom Inc. Class B......................     10,800        10,800

                                  STOCK SPLITS

                                               Number of Shares
                                           -------------------------
Penn Virginia Corp. .....................      5,000        10,000

                                     SALES

                                               Number of Shares
                                           -------------------------
Acuity Brands Inc. ......................     13,000        17,000
Manpower Inc. ...........................      8,700         8,700
Penn Virginia Corp. .....................      5,000        10,000
PNC Financial Services Group Inc. .......      3,327       340,613
3M Corp. ................................      6,200            --

                                   SPIN OFFS

                                               Number of Shares
                                           -------------------------
Hospira..................................      1,050         1,050

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 49,054 shares of common stock of the company outstanding and entitled to vote, a total of 38,938 were represented either in person or by proxy at the annual shareholders meeting held on April 21, 2004.

     Votes totaling 38,938 were cast for both Herbert S. Riband, Jr. and Peter Bedell to serve as directors of the company for a three-year period.

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